Cover - shares	12 Months Ended
	Mar. 31, 2024	Jul. 29, 2024
Document Information Line Items
Entity Registrant Name	Paranovus Entertainment Technology Ltd.
Entity Central Index Key	0001751876
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--03-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	true
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Mar. 31, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding		612,255
Document Annual Report	true
Document Transition Report	false
Entity File Number	333-230170
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	250 Park Avenue
Entity Address Address Line 2	7th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10177
Icfr Auditor Attestation Flag	false
Auditor Name	TPS Thayer, LLC
Auditor Location	Sugar Land, TX
Auditor Firm Id	6706
Security 12b Title	Class A ordinary shares, par value US$0.01 per share
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	250 Park Avenue
Entity Address Address Line 2	7th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10177
Local Phone Number	+1 516-951-9074
Trading Symbol	PAVS
Security Exchange Name	NASDAQ
Contact Personnel Name	Xiaoyue (Zoe) Zhang